SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING ALTERNATIVE FUNDS
For the Allspring Alternative Risk Premia Fund (the “Fund”)

Portfolio Management Changes

Chenfei Ma has announced his intention to leave Allspring Global Investments (UK) Limited in July 2025. He will continue to serve as portfolio manager of the Fund until June 30, 2025. After that date, all references to Chenfei Ma in the Fund’s prospectuses and statement of additional information are hereby removed.

Effective immediately, Elon Eznati is added as a portfolio manager for the Fund.

I. Prospectus Effective immediately, In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management tables are replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Elon Eznati, Portfolio Manager / 2025 Chenfei Ma1, Portfolio Manager / 2024
	Allspring Global Investments, LLC	Petros N. Bocray, CFA, FRM, Portfolio Manager / 2018
1.	Mr. Ma has announced his intention to leave Allspring (UK) in July 2025. He will continue to serve as a portfolio manager of the Fund through June 30, 2025. After June 30, 2025, all references to Mr. Ma in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Elon Eznati

Mr. Eznati joined Allspring UK or one of its predecessors firms in 2023 where he currently serves as Portfolio Manager for the the Multi-Asset Solutions team. Prior to joining Allspring UK he was a Quantitative Analyst at Amundi Asset Management.

Chenfei Ma1	Mr. Ma joined Allspring UK or one of its predecessors firms in 2017, where he currently serves as a Portfolio Manager within the Multi-Asset Solutions team.
1.	Mr. Ma has announced his intention to leave Allspring (UK) in July 2025. He will continue to serve as a portfolio manager of the Fund through June 30, 2025. After June 30, 2025, all references to Mr. Ma in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

II. Statement of Additional Information

In the sections entitled “Manager and Other Service Providers - Portfolio Managers”, is amended to include the following information for the Fund:

Elon Eznati[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts

Elon Eznati[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Eznati will become a portfolio manager of the Fund on May 30, 2025. The information presented in this table is as of June 30, 2024, at which time Mr. Eznati was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring UK
Elon Ezanti	Alternative Risk Premia Fund	$0[1]
1.	Mr. Eznati will become a portfolio manager of the Fund on May 30, 2025. The information presented in this table is as of June 30, 2024, at which time Mr. Eznati was not a portfolio manager of the Fund.

Sub-Advisory Fee Change

At a meeting held May 27-29, 2025, the Board of Trustees of Allspring Funds Trust approved sub-advisory fee changes for the Fund’s sub-advisers, for Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, effective on or about June 1, 2025.

I. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Sub-Advisers”, the existing sub-advisory fee schedules will be replaced with the following:

Fund	Sub-Adviser	Fee
Alternative Risk Premia Fund	Allspring UK	First $100M Next $200M Next $200M Over $500M	0.150% 0.135% 0.120% 0.110%
	Allspring Investments	First $100M Next $200M Next $200M Over $500M	0.150% 0.135% 0.120% 0.110%

May 30, 2025	SUP4816 05-25